GOODWILL AND INTANGIBLES GOODWILL AND INTANGIBLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying value of goodwill were as follows:

	Chlor Alkali Products and Vinyls	Epoxy	Total
	($ in millions)
Balance at January 1, 2015	$747.1	$—	$747.1
Acquisition activity	—	—	—
Balance at March 31, 2015	$747.1	$—	$747.1
Balance at January 1, 2016	$1,877.5	$296.6	$2,174.1
Acquisition activity	(23.3)	(5.5)	(28.8)
Foreign currency translation adjustment	0.6	0.2	0.8
Balance at March 31, 2016	$1,854.8	$291.3	$2,146.1

Changes in the carrying value of goodwill were as follows:

	Chlor Alkali Products and Vinyls	Epoxy	Total
	($ in millions)
Balance at January 1, 2014	$747.1	$—	$747.1
Acquisition activity	—	—	—
Balance at December 31, 2014	747.1	—	747.1
Acquisition activity	1,130.8	296.7	1,427.5
Foreign currency translation adjustment	(0.4)	(0.1)	(0.5)
Balance at December 31, 2015	$1,877.5	$296.6	$2,174.1

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consisted of the following:

	March 31, 2016			December 31, 2015			March 31, 2015
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
	($ in millions)
Customers, customer contracts and relationships	$643.8	$(75.9)	$567.9	$641.0	$(64.0)	$577.0	$152.9	$(44.7)	$108.2
Trade name	17.9	(2.7)	15.2	17.9	—	17.9	10.9	—	10.9
Acquired technology	85.2	(5.7)	79.5	84.7	(2.7)	82.0	—	—	—
Other	2.3	(1.7)	0.6	2.3	(1.7)	0.6	2.3	(1.6)	0.7
Total intangible assets	$749.2	$(86.0)	$663.2	$745.9	$(68.4)	$677.5	$166.1	$(46.3)	$119.8

Intangible assets consisted of the following:

		December 31,
		2015			2014
	Useful Lives	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
		($ in millions)
Customers, customer contracts and relationships	(10-15 years)	$641.0	$(64.0)	$577.0	$152.9	$(41.0)	$111.9
Trade name	(indefinite)	17.9	—	17.9	10.9	—	10.9
Acquired technology	(7 years)	84.7	(2.7)	82.0	—	—	—
Other	(4-10 years)	2.3	(1.7)	0.6	2.3	(1.6)	0.7
Total intangible assets		$745.9	$(68.4)	$677.5	$166.1	$(42.6)	$123.5